UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

Davis New York Venture Fund, Inc.
(Exact name of registrant as specified in character)

2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(Name and address of agent for service)

Registrant's telephone number, includeing area code:  (520) 806-7600

Date of fiscal year end:        October 31
Date of reporting period:       January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND
SCHEDULE OF INVESTMENTS
At January 31, 2005 (Unaudited)

=======================================================================================================================
                                                                                                               Value
Shares                                           Security                                                     (Note 1)
-----------------------------------------------------------------------------------------------------------------------

COMMON STOCK - (77.89%)
                    BELGIUM - (7.22%)
         4,900      Groupe Bruxelles Lambert S.A. ..................................................... $       408,671
                                                                                                        ---------------
                    FRANCE - (11.11%)
         1,300      Essilor International S.A. ........................................................          92,473
         7,100      Lagardere S.C.A. ..................................................................         536,555
                                                                                                        ---------------
                                                                                                                629,028
                                                                                                        ---------------
                    LUXEMBOURG - (3.83%)
         4,400      Tenaris S.A., ADR..................................................................         216,920
                                                                                                        ---------------
                    NETHERLANDS - (19.40%)
         9,800      Heineken Holding NV, Class A.......................................................         299,436
         7,600      Hunter Douglas NV..................................................................         401,939
         7,700      Koninklijke (Royal) Philips Electronics NV, NY Shares..............................         200,816
         3,000      Unilever NV, NY Shares.............................................................         195,930
                                                                                                        ---------------
                                                                                                              1,098,121
                                                                                                        ---------------
                    SOUTH KOREA - (8.64%)
           270      Amorepacific Corp. ................................................................          58,599
            70      Lotte Chilsung Beverage Co., Ltd. .................................................          61,314
            80      Lotte Confectionery Co., Ltd. .....................................................          57,771
         1,080      Nong Shim Holdings Co., Ltd. ......................................................          61,384
         9,000      SK Telecom Co., Ltd., ADR..........................................................         179,640
         1,700      Tae Young Corp. ...................................................................          70,316
                                                                                                        ---------------
                                                                                                                489,024
                                                                                                        ---------------
                    UNITED KINGDOM - (12.03%)
        13,000      Diageo PLC.........................................................................         177,190
        70,000      Rentokil Initial PLC...............................................................         200,447
        18,000      Telewest Global, Inc.*.............................................................         303,210
                                                                                                        ---------------
                                                                                                                680,847
                                                                                                        ---------------
                    UNITED STATES - (15.66%)
        7,400       American International Group, Inc. ................................................         490,546
        1,900       IDEXX Laboratories, Inc.*..........................................................         110,191
        4,200       NTL Inc.*..........................................................................         285,747
                                                                                                        ---------------
                                                                                                                886,484
                                                                                                        ---------------
                             Total Common Stocks - (identified cost $4,364,271)........................       4,409,095
                                                                                                        ---------------

DAVIS GLOBAL FUND
SCHEDULE OF INVESTMENTS
At January 31, 2005 (Unaudited)

=======================================================================================================================
                                                                                                               Value
Principal                                        Security                                                     (Note 1)
-----------------------------------------------------------------------------------------------------------------------

SHORT TERM - (22.06%)

$      319,000      Banc of America Securities LLC Joint Repurchase Agreement, 2.50%,
                        02/01/05, dated 01/31/05, repurchase value of $319,022
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $325,380)................................................... $       319,000
       266,000      Morgan Stanley & Co. Inc. Joint Repurchase Agreement, 2.50%,
                        02/01/05, dated 01/31/05, repurchase value of $266,018
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $271,320)...................................................         266,000
       355,000      Nomura Securities International, Inc. Joint Repurchase Agreement, 2.52%,
                        02/01/05, dated 01/31/05, repurchase value of $355,025
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $362,100)...................................................         355,000
       309,000      UBS Financial Services Inc. Joint Repurchase Agreement, 2.50%,
                        02/01/05, dated 01/31/05, repurchase value of $309,021
                        (collateralized by: U.S. Government obligations in a pooled cash account,
                        total market value $315,180)...................................................         309,000
                                                                                                        ---------------

                            Total Repurchase Agreements - (identified cost $1,249,000).................       1,249,000
                                                                                                        ---------------
                        Total Investments - (identified cost $5,613,271) (99.95%) (a)..................       5,658,095
                        Other Assets Less Liabilities - (0.05%)........................................           2,816
                                                                                                        ---------------
                             Net Assets - (100%)....................................................... $     5,660,911
                                                                                                        ===============

* Non income-producing security.

(a) Aggregate cost for Federal Income Tax purposes is $5,613,271. At January 31, 2005, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

                        Unrealized appreciation........................................................ $       103,095
                        Unrealized depreciation........................................................         (58,271)
                                                                                                        ---------------
                             Net unrealized appreciation............................................... $        44,824
                                                                                                        ===============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's prospectus.

ITEM 2. CONTROLS AND PROCEDURES

        (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

        (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

        EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 24, 2005

Pursuant to the requirements fo the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in teh capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 24, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial Officer

Date:  March 24, 2005